INTANGIBLE AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Other Assets

at December 31	2018	2017
(millions of Canadian $)

Capital projects in development	1,051	596
Deferred income tax assets (Note 16)	322	316
Employee post-retirement benefits (Note 23)	192	193
Fair value of derivative contracts (Note 24)	61	73
Other	295	306
	1,921	1,484